SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.6%
	Automobiles & Components — 3.4%
	Automobiles — 3.4%
[a]	Li Auto, Inc. Class A	755,522	$ 14,721,837
[a]	Tata Motors Ltd. Sponsored ADR	771,916	19,969,467
			34,691,304
	Banks — 11.9%
	Banks — 11.9%
	Bank Rakyat Indonesia Persero Tbk PT	87,389,867	24,344,215
	China Construction Bank Corp. Class H	24,031,717	16,139,974
	Grupo Financiero Banorte SAB de CV Class O	2,706,032	15,125,090
	HDFC Bank Ltd.	912,240	15,525,032
[a]	KakaoBank Corp.	99,976	2,329,231
[b]	Postal Savings Bank of China Co. Ltd. Class H	30,216,276	23,990,340
	Saudi National Bank	594,238	10,436,898
	SCB X PCL	4,794,061	14,102,174
			121,992,954
	Capital Goods — 3.0%
	Electrical Equipment — 1.5%
	Sungrow Power Supply Co. Ltd. Class A	1,089,635	15,992,208
	Machinery — 1.5%
	Shenzhen Inovance Technology Co. Ltd. Class A	1,526,707	15,022,361
			31,014,569
	Consumer Durables & Apparel — 1.3%
	Textiles, Apparel & Luxury Goods — 1.3%
	Shenzhou International Group Holdings Ltd.	1,116,189	13,520,641
			13,520,641
	Consumer Services — 5.3%
	Hotels, Restaurants & Leisure — 5.3%
	Huazhu Group Ltd. ADR	466,712	17,781,727
	Yum China Holdings, Inc.	751,697	36,670,950
			54,452,677
	Diversified Financials — 8.8%
	Capital Markets — 5.3%
	B3 SA - Brasil Bolsa Balcao	8,108,899	16,981,825
	East Money Information Co. Ltd. Class A	5,028,818	19,080,707
[a]	XP, Inc. Class A	985,353	17,696,940
	Consumer Finance — 1.5%
	SBI Cards & Payment Services Ltd.	1,601,447	15,485,707
	Diversified Financial Services — 2.0%
	Chailease Holding Co. Ltd.	2,908,393	20,394,503
			89,639,682
	Energy — 4.6%
	Oil, Gas & Consumable Fuels — 4.6%
	Oil & Natural Gas Corp. Ltd.	4,860,889	9,288,147
	Petroleo Brasileiro SA Sponsored ADR	2,115,555	24,709,682
	PTT Exploration & Production PCL	2,845,081	12,835,254
			46,833,083
	Food & Staples Retailing — 3.8%
	Food & Staples Retailing — 3.8%
[a,b]	Dino Polska SA	281,793	20,058,903
	Wal-Mart de Mexico SAB de CV	5,531,907	19,036,175
			39,095,078
	Food, Beverage & Tobacco — 1.0%
	Beverages — 1.0%
	Wuliangye Yibin Co. Ltd. Class A	353,166	10,653,065
			10,653,065

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
[a]	Oncoclinicas do Brasil Servicos Medicos SA	4,956,264	$ 4,318,483
			4,318,483
	Insurance — 3.6%
	Insurance — 3.6%
	AIA Group Ltd.	2,919,726	31,646,365
[a]	Star Health & Allied Insurance Co. Ltd.	798,330	4,963,500
			36,609,865
	Materials — 5.4%
	Chemicals — 2.0%
	Fertiglobe plc	9,231,371	12,088,670
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	108,635	9,074,281
	Construction Materials — 1.3%
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,690,729	12,999,391
	Metals & Mining — 2.1%
	First Quantum Minerals Ltd.	1,125,493	21,352,190
			55,514,532
	Media & Entertainment — 7.9%
	Entertainment — 1.6%
	NetEase, Inc.	904,363	16,607,879
	Interactive Media & Services — 6.3%
	NAVER Corp.	93,541	17,290,388
	Tencent Holdings Ltd.	1,041,207	47,026,019
			80,924,286
	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
	Pharmaceuticals — 1.1%
[a,b]	Gland Pharma Ltd.	312,261	10,671,183
			10,671,183
	Retailing — 10.8%
	Internet & Direct Marketing Retail — 7.9%
[a]	Alibaba Group Holding Ltd.	1,690,153	24,102,580
	JD.com, Inc. Class A	524,655	16,902,786
[a,b]	Meituan Class B	1,191,940	29,499,254
[a]	MercadoLibre, Inc.	15,807	10,067,004
	Specialty Retail — 2.9%
[a]	China Tourism Group Duty Free Corp. Ltd. Class A	601,095	20,915,265
	K Car Co. Ltd.	559,381	8,810,337
			110,297,226
	Semiconductors & Semiconductor Equipment — 9.2%
	Semiconductors & Semiconductor Equipment — 9.2%
	Micron Technology, Inc.	331,578	18,329,632
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,727,649	75,684,360
			94,013,992
	Software & Services — 3.7%
	Information Technology Services — 3.7%
[a]	EPAM Systems, Inc.	33,929	10,001,591
[a]	Globant SA	58,102	10,109,748
	Infosys Ltd. Sponsored ADR	975,769	18,061,484
			38,172,823
	Technology Hardware & Equipment — 5.0%
	Electronic Equipment, Instruments & Components — 2.2%
	Hon Hai Precision Industry Co. Ltd.	6,225,761	22,823,009
	Technology Hardware, Storage & Peripherals — 2.8%
	Samsung Electronics Co. Ltd.	650,978	28,578,055
			51,401,064
	Telecommunication Services — 2.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Diversified Telecommunication Services — 2.0%
[a]	Converge ICT Solutions, Inc.	53,041,617	$ 20,402,477
			20,402,477
	Transportation — 1.7%
	Transportation Infrastructure — 1.7%
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,217,294	17,017,721
			17,017,721
	Utilities — 2.7%
	Electric Utilities — 0.7%
	Enel Chile SA	320,220,649	7,240,864
	Independent Power and Renewable Electricity Producers — 2.0%
	China Longyuan Power Group Corp. Ltd. Class H	10,711,983	20,695,526
			27,936,390
	Total Common Stock (Cost $945,191,320)		989,173,095
	Short-Term Investments — 0.0%
[c]	Thornburg Capital Management Fund	2,026	20,258
	Total Short-Term Investments (Cost $20,258)		20,258
	Total Investments — 96.6% (Cost $945,211,578)		$989,193,353
	Other Assets Less Liabilities — 3.4%		35,203,899
	Net Assets — 100.0%		$1,024,397,252

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $84,219,680, representing 8.22% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Management Fund	$29,224,822	$330,936,140	$(360,140,704)	$-	$-	$20,258	$64,830